Summary of Cash Flows From Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by (used in) operating activities	$ 223	$ (11,104)	$ (7,497)
Net cash used in investing activities	$ (490)	$ (2,074)	$ (1,915)